Other reserves	9 Months Ended
Sep. 30, 2018
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Other reserves
5.	Other reserves

OTHER RESERVES

$ million	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2018 (as previously published)	37,298	154	84	1,440	(22,044)	16,932
Impact of IFRS 9	—	—	—	—	(138)	(138)
At January 1, 2018 (as revised)	37,298	154	84	1,440	(22,182)	16,794
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(670)	(670)
Transfer from other comprehensive income	—	—	—	—	(1,108)	(1,108)
Repurchases of shares	—	—	4	—	—	4
Share-based compensation	—	—	—	25	—	25

At September 30, 2018	37,298	154	88	1,465	(23,960)	15,045

At January 1, 2017	37,311	154	84	1,644	(27,895)	11,298
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	—	—	—	—	7,735	7,735
Scrip dividends	(9)	—	—	—	—	(9)
Share-based compensation	—	—	—	(309)	—	(309)

At September 30, 2017	37,302	154	84	1,335	(20,160)	18,715

The merger reserve and share premium reserve were established as a consequence of Royal Dutch Shell plc becoming the single parent company of Royal Dutch Petroleum Company and The “Shell” Transport and Trading Company, p.l.c., now The Shell Transport and Trading Company Limited, in 2005. The merger reserve increased in 2016 following the issuance of shares for the acquisition of BG Group plc. The capital redemption reserve was established in connection with repurchases of shares of Royal Dutch Shell plc. The share plan reserve is in respect of equity-settled share-based compensation plans.